Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	REVLON CONSUMER PRODUCTS CORP
Entity Central Index Key	0000890547
Entity Filer Category	Non-accelerated Filer